INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Contributions Payable [Line Items]
Capital Contribution Payable	$ 101	$ 101
Series Forty Seven [Member]
Contributions Payable [Line Items]
Capital Contribution Payable	0	0
Series Forty Eight [Member]
Contributions Payable [Line Items]
Capital Contribution Payable	0	0
Series Forty Nine [Member]
Contributions Payable [Line Items]
Capital Contribution Payable	$ 101	$ 101